Income Taxes (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Provision for income taxes [Abstract]
Current			$ 4,748,000	$ 6,366,000
Deferred			(171,000)	(505,000)
Total	4,247,000	3,367,000	4,577,000	5,861,000
Statutory federal income tax rate and the provision for income taxes [Abstract]
Statutory tax rate (in hundredths)			35.00%	35.00%
Federal income taxes at statutory rate			4,803,000	6,272,000
Tax exempt municipal income			(133,000)	(156,000)
Other			(93,000)	(255,000)
Total	4,247,000	3,367,000	4,577,000	5,861,000
Deferred tax assets [Abstract]
Allowance for loan losses			3,521,000	3,516,000
Other real estate owned			485,000	455,000
Impairment writedown on securities			0	168,000
Unrealized losses on available for sale securities			4,706,000	0
Other			425,000	540,000
Gross Deferred Tax Assets			9,137,000	4,679,000
Deferred tax liabilities [Abstract]
Depreciation and amortization			(2,517,000)	(2,642,000)
Unrealized gains on available for sale securities			0	(3,114,000)
Other			(328,000)	(220,000)
Gross Deferred Tax Liabilities			(2,845,000)	(5,976,000)
Net Deferred Tax Assets (Liabilities)			6,292,000	(1,297,000)
Operating loss carryforwards			0	0
Income tax penalties expense			0	0
Interest on income taxes expense			0	0
Income tax penalties accrued			0	0
Interest on income taxes accrued			$ 0	$ 0